Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net loss	$ (38,772,860)	$ (495,756)
Items not affecting cash
Share-based payments	1,946,581	174,737
Depreciation	1,431,722
Interest and accretion expense	1,199,391
Recognition of deferred income	(145,861)
Other income	(2,115,659)	(15,366)
Foreign exchange loss	(52,472)
Unrealized gain on marketable securities	(340,000)	(127,500)
Gain on sale of mineral interest		(340,000)
Change in non-cash working capital items	7,279,979	184,063
CASH USED IN OPERATING ACTIVITIES	(29,569,179)	(619,822)
INVESTING ACTIVITIES
Investment in property, plant and equipment	(2,202,330)	(2,684)
Mineral property acquisition costs	(5,077,085)	(171,867)
Acquisition of REAS, net of cash acquired	(11,042,287)
Cash acquired in Nussir	792,997
Cash acquired in NSG	9,611
CASH USED IN INVESTING ACTIVITIES	(17,519,094)	(174,551)
FINANCING ACTIVITIES
Net proceeds from debt	16,409,160
Net proceeds from issuance of shares	93,783,427	3,758,298
Proceeds from subscription receipts		27,000,084
Deferred share issuance cost		(302,937)
Proceeds from exercise of share-based awards		45,000
Repayment of loan		(65,000)
Interest paid on loan	(604,900)	(2,173)
Taxes paid on net settlement of share-based compensation	(97,816)
CASH PROVIDED BY FINANCING ACTIVITIES	109,489,871	30,433,272
Effect of foreign exchange on cash balances	401,585
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	62,803,183	29,638,899
Cash, cash equivalents and restricted cash – beginning	30,008,106	369,207
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - ENDING	$ 92,811,289	$ 30,008,106